BORROWINGS - Corporate Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	May 24, 2021	Dec. 31, 2020	Apr. 07, 2020	Oct. 07, 2019
Disclosure of detailed information about borrowings [line items]
Deferred financing costs and other	$ (20)		$ (15)
Current and non-current portion of corporate borrowings	2,719		3,158
Senior Unsecured Revolving Credit Facility - Maturing June 28, 2024
Disclosure of detailed information about borrowings [line items]
Total	$ 0		1,131
Senior Unsecured Revolving Credit Facility - Maturing June 28, 2024 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.20%
Borrowings, adjustment to interest rate basis	1.20%
Senior Unsecured Revolving Credit Facility - Maturing April 14, 2022
Disclosure of detailed information about borrowings [line items]
Total	$ 0		0
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Total	$ 237		236
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.30%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Total	$ 317		314
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.30%
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Total	$ 554		550
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	4.20%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Annual rate				3.40%	3.50%
Total	$ 554		550
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.40%
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Total	$ 396		392
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	2.90%
Subordinated notes, Maturing 2081
Disclosure of detailed information about borrowings [line items]
Annual rate		5.00%
Total	$ 250	$ 250	0
Subordinated notes, Maturing 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.00%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 2,739		3,173
Commercial Paper Program
Disclosure of detailed information about borrowings [line items]
Total	$ 431		$ 0
Commercial Paper Program | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	0.37%